Convertible Notes Payable (Details 2) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of convertible notes payable [Abstract]
Principal amount		$ 330,000
Less: unamortized debt discount		(268,125)
Convertible notes payable, net		$ 61,875